SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total transactions		$ 61	$ 140	$ 452
Total balances			6
Related Party [Member]
Related Party Transaction [Line Items]
Other account receivables			6
Total balances	[1]
Subcontracted Work And Consulting [Member]
Related Party Transaction [Line Items]
Total transactions	[2]	61	140	436
Share Based Payments [Member]
Related Party Transaction [Line Items]
Total transactions				$ 16

[1]	See Note 8(A).
[2]	See Note 8(A).